CONCENTRATIONS OF RISK (Details Narrative)	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Allocated share based compensation expense	$ 74,360	$ 100,000
Cash	1,700,000		$ 1,700,000
Restricted cash current	$ 300,000		300,000
Concentrations of credit risk			$ 1,900,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			21.70%	22.10%